Post-employment benefits for associates (Details 5)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	1.60%	1.50%	1.40%
Expected rate of pension increase	0.40%	0.50%	0.40%
Expected rate of salary increase	2.80%	2.80%	2.20%
Interest on savings account	0.80%	0.60%	0.50%
Current life expectancy for a 65-year-old male	22 years	22 years	22 years
Current life expectancy for a 65-year-old female	24 years	24 years	24 years
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	4.40%	3.70%	4.20%
Current life expectancy for a 65-year-old male	21 years	21 years	21 years
Current life expectancy for a 65-year-old female	23 years	23 years	23 years